Account Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,277,740	$ 7,415,011
Allowance for credit loss	(2,304,356)	(1,112,315)
Total accounts receivable, net	$ 4,973,384	$ 6,302,696